DEPOSITS BY CUSTOMERS - Summary of Time Deposits (Details) - COP ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
DEPOSITS BY CUSTOMERS
Carrying Value	$ 91,673,167	$ 109,760,722
Fair value	92,213,121	110,164,333
Less than 6 months
DEPOSITS BY CUSTOMERS
Carrying Value	26,467,776	27,429,721
Fair value	$ 26,390,554	$ 27,305,410
Less than 6 months | Minimum
DEPOSITS BY CUSTOMERS
Effective interest rate	0.10%	0.01%
Less than 6 months | Maximum
DEPOSITS BY CUSTOMERS
Effective interest rate	9.15%	10.60%
Between 6 months and 12 months
DEPOSITS BY CUSTOMERS
Carrying Value	$ 26,702,769	$ 21,295,319
Fair value	$ 26,894,925	$ 21,140,127
Between 6 months and 12 months | Minimum
DEPOSITS BY CUSTOMERS
Effective interest rate	0.50%	0.01%
Between 6 months and 12 months | Maximum
DEPOSITS BY CUSTOMERS
Effective interest rate	10.00%	12.00%
Between 12 months and 18 months
DEPOSITS BY CUSTOMERS
Carrying Value	$ 10,457,649	$ 17,826,919
Fair value	$ 10,627,318	$ 17,878,843
Between 12 months and 18 months | Minimum
DEPOSITS BY CUSTOMERS
Effective interest rate	1.35%	1.35%
Between 12 months and 18 months | Maximum
DEPOSITS BY CUSTOMERS
Effective interest rate	10.23%	14.55%
Greater than 18 months
DEPOSITS BY CUSTOMERS
Carrying Value	$ 28,044,973	$ 43,208,763
Fair value	$ 28,300,324	$ 43,839,953
Greater than 18 months | Minimum
DEPOSITS BY CUSTOMERS
Effective interest rate	0.01%	0.01%
Greater than 18 months | Maximum
DEPOSITS BY CUSTOMERS
Effective interest rate	17.00%	17.65%